SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Future Minimum Rental Payments for Operating Leases) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Accounting Policies [Abstract]
2019	$ 1,125
2020	97
2021 and thereafter	0
Total	$ 1,222